Merger Agreement - Additional Information (Detail) $ / shares in Units, $ in Millions	Aug. 20, 2015 shares	Aug. 19, 2015 $ / shares	Aug. 15, 2015 USD ($) $ / shares	May. 13, 2015 USD ($) $ / shares	Jun. 30, 2015 $ / shares
Merger Agreement | Non Interest Bearing Convertible Notes
Business Acquisition [Line Items]
Dividend per share					$ 9.19
Subsequent Event | Merger Agreement
Business Acquisition [Line Items]
Joint announced date				May 13, 2015
Merger agreement date				Mar. 05, 2015
Exchange rate, shares of common stock	0.0382
Dividends expected to distribute in cash | $			$ 19.5	$ 19.0
Dividend per share		$ 3.9840	$ 0.5692
Subsequent Event | Merger Agreement | Targacept
Business Acquisition [Line Items]
Percentage of expected ownership interest				42.00%
Subsequent Event | Merger Agreement | Catalysts
Business Acquisition [Line Items]
Percentage of expected ownership interest				58.00%
Subsequent Event | Merger Agreement | Non Interest Bearing Convertible Notes
Business Acquisition [Line Items]
Stock split ratio	7			7
Joint announced date	May 13, 2015
Merger agreement date	Mar. 05, 2015
Aggregate principal amount | $			$ 37.0
Dividend per share		$ 7.56	$ 1.08	$ 9.19
Subsequent Event | Definitive Agreement and Plan of Merger with Catalyst Biosciences, Inc.
Business Acquisition [Line Items]
Shares of Targacept's common stock outstanding | shares	11,416,984
Subsequent Event | Definitive Agreement and Plan of Merger with Catalyst Biosciences, Inc. | Targacept
Business Acquisition [Line Items]
Percentage of expected ownership interest	59.00%
Subsequent Event | Definitive Agreement and Plan of Merger with Catalyst Biosciences, Inc. | Catalysts
Business Acquisition [Line Items]
Percentage of expected ownership interest	53.00%